Note 1. The Company: Accounting For Obligations and Instruments Potentially To Be Settled in The Company's Own Stock (Policies)	9 Months Ended
Sep. 30, 2015
Policies
Accounting For Obligations and Instruments Potentially To Be Settled in The Company's Own Stock:

Accounting For Obligations And Instruments Potentially To Be Settled In The Company's Own Stock:

We account for obligations and instruments potentially to be settled in the Company's stock in accordance with FASB ASC 815, Accounting for Derivative Financial Instruments. This issue addresses the initial balance sheet classification and measurement of contracts that are indexed to, and potentially settled in, the Company's own stock.